SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Impact of Share Options and Restricted Shares

The impact of share options and restricted shares for the Group for the years ended December 31, 2014, 2013 and 2012 recognized in the consolidated financial statements is as follows:

	Year Ended December 31,
	2014	2013	2012
2006 Share Incentive Plan
Share options	$579	$3,234	$4,033
Restricted shares	492	2,188	2,464

Sub-total	1,071	5,422	6,497

2011 Share Incentive Plan
Share options	5,590	2,775	1,179
Restricted shares	5,915	3,052	1,297

Sub-total	11,505	5,827	2,476

MCP Share Incentive Plan
Share options	3,631	1,756	—
Restricted shares	4,194	1,982	—

Sub-total	7,825	3,738	—

Total share-based compensation expenses recognized in general and administrative expenses	$20,401	$14,987	$8,973

2006 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2014, and changes during the years ended December 31, 2014, 2013 and 2012 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2012	20,916,462	$1.55
Exercised	(2,966,955)	1.22
Forfeited	(1,110,843)	1.63
Expired	(6,510)	1.01

Outstanding as at December 31, 2012	16,832,154	1.61
Exercised	(2,967,372)	1.50
Forfeited	(82,380)	2.07
Expired	(4,989)	1.01

Outstanding as at December 31, 2013	13,777,413	1.63
Exercised	(853,905)	2.06
Expired	(6,087)	1.01

Outstanding as at December 31, 2014	12,917,421	$1.60	4.60	$88,730

Exercisable as at December 31, 2014	12,917,421	$1.60	4.60	$88,730

Summary of Share Options Vested and Expected to Vest

A summary of share options vested under the 2006 Share Incentive Plan at December 31, 2014 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	12,917,421	$1.60	4.60	$88,730

Note: 1,615,101 share options vested and 6,087 share options expired during the year ended December 31, 2014.

Summary of Restricted Shares Activity

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2014, and changes during the years ended December 31, 2014, 2013 and 2012 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2012	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested as at December 31, 2012	2,238,885	2.19
Vested	(1,297,902)	2.04
Forfeited	(38,313)	2.12

Unvested as at December 31, 2013	902,670	2.42
Vested	(902,670)	2.42

Unvested as at December 31, 2014	—	$—

2011 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2014, and changes during the years ended December 31, 2014, 2013 and 2012 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding as at December 31, 2012	1,901,136	4.70
Granted	1,388,793	8.42
Exercised	(96,930)	4.70
Forfeited	(120,834)	6.00
Expired	(1,830)	4.70

Outstanding as at December 31, 2013	3,070,335	6.33
Granted	1,320,693	12.89
Exercised	(74,394)	5.34
Forfeited	(155,865)	9.84

Outstanding as at December 31, 2014	4,160,769	$8.30	8.18	$6,249

Exercisable as at December 31, 2014	1,494,933	$5.78	7.57	$4,023

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the 2011 Share Incentive Plan at December 31, 2014 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($4.70 - $8.42) (Note)	1,494,933	$5.78	7.57	$4,023

Note: 1,046,418 share options vested and no share options expired during the year ended December 31, 2014.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($4.70 - $12.98)	2,665,836	$9.71	8.53	$2,226

Summary of Restricted Shares Activity

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2014, and changes during the years ended December 31, 2014, 2013 and 2012 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	4.43
Granted	817,068	8.27
Vested	(378,579)	4.43
Forfeited	(60,420)	5.77

Unvested at December 31, 2013	1,531,959	6.43
Granted	746,856	12.42
Vested	(632,985)	6.04
Forfeited	(77,938)	9.57

Unvested at December 31, 2014	1,567,892	$9.28

Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2014, 2013 and 2012:

	December 31,
	2014	2013	2012
Expected dividend yield	1.11%	—	—
Expected stock price volatility	69.56%	65.50%	67.82%
Risk-free interest rate	2.04%	0.82%	1.01%
Expected average life of options (years)	6.1	5.1	5.1

MCP Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the MCP Share Incentive Plan as of December 31, 2014, and changes during the years ended December 31, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	—	$—
Granted	120,826,336	0.19
Forfeited	(4,682,183)	0.19

Outstanding as at December 31, 2013	116,144,153	0.19
Granted	9,543,186	0.24
Forfeited	(1,560,727)	0.19

Outstanding as at December 31, 2014	124,126,612	$0.19	8.56	$14,149

Summary of Share Options Vested and Expected to Vest

A summary of share options expected to vest under the MCP Share Incentive Plan as of December 31, 2014 are presented below:

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($0.19 - $0.30)	124,126,612	$0.19	8.56	$14,149

Summary of Restricted Shares Activity

A summary of the status of the MCP Share Incentive Plan’s restricted shares as of December 31, 2014, and changes during the years ended December 31, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	—	$—
Granted	60,413,167	0.19
Forfeited	(2,341,091)	0.19

Unvested as at December 31, 2013	58,072,076	0.19
Granted	7,079,775	0.29
Forfeited	(780,365)	0.19

Unvested as at December 31, 2014	64,371,486	$0.20

Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the MCP Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Expected dividend yield	—	—
Expected stock price volatility	40.00%	45.00%
Risk-free interest rate	3.77%	3.73%
Expected average life of options (years)	5.2	5.0